                      united states
              securities and exchange commission
                   washington, d.c. 20549

                       form n-csr

 certified shareholder report of registered management investment companies

Investment Company Act file number 811-09541

         Ameriprime Advisors Trust
----------------------------------------------------
 (Exact name of registrant as specified in charter)

  431 N. Pennsylvania St. Indianapolis, IN                      46204
----------------------------------------------------------------------------
         (Address of principal executive offices)             (Zip code)

Timothy Ashburn
Unified Fund Services, Inc.
 431 N. Pennsylvania St.
 Indianapolis, IN 46204
 (Name and address of agent for service)

Registrant's telephone number, including area code: 317-917-7000

Date of fiscal year end:            11/30
                        -----------------

Date of reporting period:  11/30/03
                         ----------

     Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection and policymaking roles.

     A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

Item 1.  Reports to Stockholders.

===========================================
                   Bull Moose
                   Growth Fund
===========================================


                 Annual Report

              November 30, 2003



               Fund Advisor:

          Roosevelt Investment Group
              444 Madison Avenue
            New York, New York 10022



            Toll Free (877) 322-0576

    THE BULL MOOSE GROWTH FUND

Management's Discussion & Analysis

For the fiscal year ending November 30, 2003, the Bull Moose Growth Fund had a total return of 31.0% and outperformed the S&P 500 Index, but failed to match the NASDAQ Composite Index. We are also pleased to report that the value of a $10,000 investment in the Fund on December 21, 2001 (commencement of operations), grew to $12,890, which outperformed both NASDAQ Composite of $10,160 and the S&P 500 of $9,551. Please see the chart and graph below.

This was an excellent year for the equity markets and we are very pleased that the Fund was able to continue to record a strong performance.

Recognizing the possible emergence of an economic recovery due to Washington's fiscal and monetary policies, the Fund's investment adviser, The Roosevelt Investment Group, implemented an investment strategy that incorporated the by-products of a recovery. These factors were continued consumer spending, low interest rates, productivity enhancement, capital expenditure recovery, demand for domestic commodities, and improving demand for energy (including coal). As a result, the Fund continued its diversification strategy with an emphasis on those sectors that would be beneficiaries of the above-stated factors such as consumer discretionary, industrials, and metals & mining. Against a background of strong economic data, gradual improvement in the corporate sector bodes well for the equity markets in fiscal 2004. This should create new investment opportunities. We believe your Fund is poised to take advantage of these opportunities as they occur in a thematic environment. At the same time, we will take into consideration any possible geopolitical situation that might impact the current investment environment. Thus, we believe the Fund's strategy is a prudent, but opportunistic approach.

Investment Returns

                                      Average Annual Total Returns*
                                  (for periods ended November 30, 2003)

                                                        Since Inception
                                   One Year           (December 21, 2001)
                                  -----------        -----------------------

Bull Moose Growth Fund                31.00%                 13.94%

NASDAQ Composite Index**              33.21%                 0.83%

S&P 500 Index**                       15.07%                 -2.33%

The rates of return will vary and the principal value of an investment will fluctuate. Shares, if redeemed, may be worth more or less than their original cost. Performance data quoted does not reflect the deduction of taxes that an investor may pay on Fund distributions or the redemption of Fund shares. Past performance is not indicative of future investment results. Due to market volatility, current performance may be higher or lower than the performance shown above.

* Return figures reflect any change in price per share and assume the reinvestment of all distributions. ** Each Index is an unmanaged benchmark that assumes reinvestment of all distributions and excludes the effect of taxes and fees. The S&P 500 Index and the NASDAQ Composite Index are widely recognized unmanaged indices of equity prices and are representative of a broader market and range of securities than are found in the Fund's portfolio.

Comparison of the Growth of a $10,000 Investment in the Bull Moose Growth Fund, NASDAQ Compsite Index & S&P 500 Index

                  Bull Moose    NASDAQ      S&P 500

     12/21/01     10,000.00   10,000.00   10,000.00
      5/31/02     10,260.00    8,317.60    9,377.65
     11/30/02      9,840.00    7,628.06    8,300.58
      5/31/03     10,510.00    8,251.69    8,621.27
     11/30/03     12,890.00   10,160.98    9,551.58

2

     The chart above assumes an initial investment of $10,000 made on December 21, 2001 (commencement of Fund operations) and held through November 30, 2003. THE FUND'S RETURN REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. The returns shown do not reflect deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Investment returns and principal values will fluctuate so that your shares, when redeemed, may be worth more or less than their original purchase price.

Bull Moose Growth Fund
Schedule of Investments
November 30, 2003

Common Stocks - 88.38%                                                                       Shares         Value
                                                                                           -----------    -----------

Abrasive, Asbestos & Misc Nonmetallic Mineral Products - 0.45%
Cabot Microelectronics Corp. (a)                                                                  200      $  10,618
                                                                                                          -----------

Air Cond & Warm Air Heating Equip & Comm & Indl Refrig Equip - 1.91%
American Standard Companies, Inc. (a)                                                             450         44,865
                                                                                                          -----------

Bituminous Coal & Lignite Surface Mining - 1.87%
Peabody Energy Corp.                                                                            1,300         43,810
                                                                                                          -----------

Cable & Other Pay Television Services - 1.01%
Liberty Media Corp. - Class A (a)                                                               2,144         23,691
                                                                                                          -----------

Chemical & Allied Products - 1.85%
Monsanto Co.                                                                                    1,600         43,392
                                                                                                          -----------

Commercial Printing - 1.68%
Donnelley, R.R. & Sons                                                                          1,400         39,284
                                                                                                          -----------

Computer Storage Devices - 1.22%
Seagate Technology                                                                              1,450         28,638
                                                                                                          -----------

Converted Paper & Paperboard Products (No Containers/Boxes) - 1.69%
3M Co.                                                                                            500         39,520
                                                                                                          -----------

Crude Petroleum & Natural Gas - 2.72%
Talisman Energy, Inc.                                                                           1,250         63,675
                                                                                                          -----------

Fats & Oils - 0.36%
Bunge Ltd.                                                                                        300          8,544
                                                                                                          -----------

Food & Kindred Products - 2.22%
Altria Group, Inc.                                                                              1,000         52,000
                                                                                                          -----------

General Building Contractors - Residential Buildings - 1.72%
Lennar Corp.                                                                                      412         40,335
                                                                                                          -----------

Gold and Silver Ores - 3.49%
Newmont Mining Corp.                                                                            1,700         81,838
                                                                                                          -----------

Gold Mining - 2.03%
Novagold Resources, Inc. (a)                                                                   10,000         47,700
                                                                                                          -----------

Hospital & Medical Service Plans - 2.30%
UnitedHealth Group, Inc.                                                                        1,000         53,900
                                                                                                          -----------

Industrial Inorganic Chemicals - 2.28%
Minerals Technology, Inc.                                                                       1,000         53,450
                                                                                                          -----------

Industrial Trucks, Tractors, Trailors & Stackers - 2.00%
NACCO Industries, Inc.                                                                            600         46,800
                                                                                                          -----------

See accompanying notes which are an integral part of the financial statements.

Bull Moose Growth Fund
Schedule of Investments - continued
November 30, 2003

Common Stocks - 88.38% - continued                                                           Shares         Value
                                                                                           -----------    -----------

Measuring & Controlling Devices - 2.96%
Cubic Corp.                                                                                     2,350       $ 69,513
                                                                                                          -----------

Meat Packing Plants - 0.42%
ConAgra Foods, Inc.                                                                               400          9,800
                                                                                                          -----------

Mining Machinery & Equipment (No Oil & Gas Field Machinery & Equip) - 1.79%
Joy Global, Inc. (a)                                                                            2,000         42,000
                                                                                                          -----------

Miscellaneous Electrical Machinery, Equipment & Supplies - 1.53%
Rayovac Corp. (a)                                                                               2,000         35,980
                                                                                                          -----------

Miscellaneous Transportation Equipment - 1.10%
Polaris Industries, Inc.                                                                          300         25,851
                                                                                                          -----------

Mortgage Bankers & Loan Correspondents - 2.16%
Doral Financial Corp.                                                                           1,000         50,570
                                                                                                          -----------

National Commercial Banks - 2.14%
MBNA Corp.                                                                                      2,050         50,266
                                                                                                          -----------

Office Furniture - 2.22%
Herman Miller, Inc.                                                                             2,000         52,100
                                                                                                          -----------

Operative Builders - 2.10%
Centex Corp.                                                                                      450         49,230
                                                                                                          -----------

Perfumes, Cosmetics & Other Toilet Preparations - 2.34%
Avon Products, Inc.                                                                               800         54,800
                                                                                                          -----------

Petroleum Refining - 1.43%
Suncor Energy, Inc.                                                                             1,500         33,540
                                                                                                          -----------

Pharmaceutical Preparations - 3.38%
Allergan, Inc.                                                                                    400         29,892
IVAX Corp.  (a)                                                                                 2,300         49,335
                                                                                                          -----------
                                                                                                              79,227
                                                                                                          -----------

Photographic Equipment & Supplies - 2.36%
IMAX Corp. (a)                                                                                  7,000         55,440
                                                                                                          -----------

Primary Production of Aluminum - 2.45%
Alcoa, Inc.                                                                                     1,750         57,417
                                                                                                          -----------

Primary Smelting & Refining of Nonferrous Metals - 2.49%
Inco Ltd. (a)                                                                                   1,700         58,327
                                                                                                          -----------

Radiotelephone Communications - 1.20%
Vodafone Group Plc. (c)                                                                         1,200         28,020
                                                                                                          -----------

See accompanying notes which are an integral part of the financial statements.

Bull Moose Growth Fund
Schedule of Investments - continued
November 30, 2003

Common Stocks - 88.38% - continued                                                           Shares         Value
                                                                                           -----------    -----------

Railroads, Line-Haul Operating - 3.59%
Canadian National Railway Co.                                                                     700       $ 41,545
Kansas City Southern (a)                                                                        3,200         42,560
                                                                                                          -----------
                                                                                                              84,105
                                                                                                          -----------

Retail - Miscellaneous Shopping Goods Stores - 2.26%
Barnes & Noble, Inc. (a)                                                                        1,600         53,088
                                                                                                          -----------

Retail - Radio TV & Consumer Electronics Stores - 0.93%
Best Buy Co., Inc.                                                                                350         21,700
                                                                                                          -----------

Retail - Retail Stores - 1.86%
PETsMART, Inc.                                                                                  1,800         43,488
                                                                                                          -----------

Rolling Drawing & Extruding of Nonferrous Metals - 0.62%
Olin Corp.                                                                                        800         14,568
                                                                                                          -----------

Semiconductors & Related Devices - 2.05%
Microchip Technology, Inc.                                                                      1,400         48,160
                                                                                                          -----------

Services - Computer Programming Services - 1.77%
Infosys Technologies Ltd. (c)                                                                     500         41,525
                                                                                                          -----------

Services - Engineering, Accounting, Research, Management - 1.64%
PayChex, Inc.                                                                                   1,000         38,470
                                                                                                          -----------

Services - Prepackaged Software - 1.15%
Microsoft Corp.                                                                                 1,050         26,985
                                                                                                          -----------

Services - Skilled Nursing Care Facilities - 2.11%
Manor Care, Inc.                                                                                1,400         49,448
                                                                                                          -----------

State Commercial Bank - 1.02%
North Fork Bancorporation, Inc.                                                                   600         23,958
                                                                                                          -----------

Surgical & Medical Instruments & Apparatus - 2.03%
Boston Scientific Corp. (a)                                                                     1,300         46,657
Advanced Medical Optics, Inc. (a)                                                                  44            867
                                                                                                          -----------
                                                                                                              47,524
                                                                                                          -----------

Telephone & Telegraph Apparatus - 1.96%
Corning, Inc. (a)                                                                               4,000         45,840
                                                                                                          -----------

Tobacco Products - 1.61%
UST, Inc.                                                                                       1,050         37,790
                                                                                                          -----------

Transportation Services - 0.91%
InterActiveCorp (a)                                                                               650         21,352
                                                                                                          -----------


TOTAL COMMON STOCKS (Cost $1,660,673)                                                                      2,072,142
                                                                                                          -----------

See accompanying notes which are an integral part of the financial statements.

Bull Moose Growth Fund
Schedule of Investments - continued
November 30, 2003

                                                                                           Principal
                                                                                             Amount         Value
                                                                                           -----------    -----------
Warrants - 0.90%
Inco Ltd., Expires 08/21/2006 (Cost $20,865) (a)                                              $ 1,500       $ 21,000
                                                                                                          -----------

Convertible Corporate Bonds - 0.98%
Corning, Inc., 0.00%, 11/08/2015 (Cost $19,518)                                                30,000         23,025
                                                                                                          -----------

U.S. Treasury & Agency Obligations - 0.52%
U.S. Treasury Inflationary Index Note, 3.00%, 07/15/2012                                        5,150          5,582
U.S. Treasury STRIP Note, 0.00%, 11/15/2027 (a)                                                25,000          6,611
                                                                                                          -----------

TOTAL U.S. TREASURY & AGENCY OBLIGATIONS (Cost $12,458)                                                       12,193
                                                                                                          -----------

Money Market Securities - 11.21%
Huntington Money Market Fund, 0.20%, (Cost $262,905) (b)                                      262,905        262,905
                                                                                                          -----------

TOTAL INVESTMENTS (Cost $1,976,419) - 101.99%                                                             $2,391,265
                                                                                                          -----------

Liabilities in excess of other assets - (1.99%)                                                              (46,571)
                                                                                                          -----------

TOTAL NET ASSETS - 100.00%                                                                                $2,344,694
                                                                                                          ===========


(a) Non-income producing.
(b) Variable rate security; the coupon rate shown represents the rate at November 30, 2003.
(c) American Depositary Receipts.

See accompanying notes which are an integral part of the financial statements.

Bull Moose Growth Fund
Statement of Assets and Liabilities
November 30, 2003


Assets
Investments in securities, at value (cost $1,976,419)                                            $ 2,391,265
Interest receivable                                                                                       92
Dividends receivable                                                                                   1,463
Receivable for investments sold                                                                       65,529
                                                                                           ------------------
     Total assets                                                                                  2,458,349
                                                                                           ------------------

Liabilities
Accrued advisory fees                                                                                  1,735
Accrued expenses                                                                                       3,644
Payable for investments purchased                                                                    108,276
                                                                                           ------------------
     Total liabilities                                                                               113,655
                                                                                           ------------------

Net Assets                                                                                       $ 2,344,694
                                                                                           ==================

Net Assets consist of:
Paid in capital                                                                                    1,897,736
Accumulated undistributed net realized gain on investments                                            32,112
Net unrealized appreciation (depreciation) on investments                                            414,846
                                                                                           ------------------

Net Assets, for 181,953 shares                                                                   $ 2,344,694
                                                                                           ==================
  (unlimited number of shares issued with no par value)

Net Asset Value
Offering price and redemption price per share ($2,344,694 / 181,953)                                 $ 12.89
                                                                                           ==================


See accompanying notes which are an integral part of the financial statements.

Bull Moose Growth Fund
Statement of Operations
Year ended November 30, 2003


Investment Income
Dividend income                                                                     $ 10,972
Interest income                                                                        3,628
                                                                                -------------
  Total Income                                                                        14,600
                                                                                -------------

Expenses
Investment advisor fee                                                                13,390
Trustee expenses                                                                       2,044
                                                                                -------------
  Total Expenses                                                                      15,434
                                                                                -------------
Net Investment Income (Loss)                                                            (834)
                                                                                -------------


Realized & Unrealized Gain (Loss)
Net realized gain (loss) on investment securities                                     65,659
Change in net unrealized appreciation (depreciation)
   on investment securities                                                          399,947
                                                                                -------------
Net realized and unrealized gain (loss) on investment securities                     465,606
                                                                                -------------
Net increase (decrease) in net assets resulting from operations                    $ 464,772
                                                                                =============


See accompanying notes which are an integral part of the financial statements.

Bull Moose Growth Fund
Statements of Changes In Net Assets

                                                                                     Year ended        Period ended
Increase (Decrease) in Net Assets                                                  Nov. 30, 2003       Nov. 30, 2002  (a)
                                                                                  -----------------   ----------------
Operations
  Net investment income (loss)                                                              $ (834)          $ (2,250)
  Net realized gain (loss) on investment securities                                         65,659            (32,713)
  Change in net unrealized appreciation (depreciation)                                     399,947             14,899
                                                                                  -----------------   ----------------
  Net increase (decrease) in net assets resulting from operations                          464,772            (20,064)
                                                                                  -----------------   ----------------
Capital Share Transactions
  Proceeds from shares sold                                                              1,200,087            820,939
  Amount paid for shares repurchased                                                      (116,760)            (4,280)
                                                                                  -----------------   ----------------
  Net increase (decrease) in net assets resulting
     from share transactions                                                             1,083,327            816,659
                                                                                  -----------------   ----------------
Total Increase (Decrease) in Net Assets                                                  1,548,099            796,595
                                                                                  -----------------   ----------------

Net Assets
  Beginning of period                                                                      796,595                  -
                                                                                  -----------------   ----------------
  End of period [including accumulated net
    investment income (loss) of  $0 and $0, respectively]                              $ 2,344,694          $ 796,595
                                                                                  =================   ================

Capital Share Transactions
  Shares sold                                                                              111,323             81,422
  Shares repurchased                                                                       (10,333)              (459)
                                                                                  -----------------   ----------------

  Net increase (decrease) from capital transactions                                        100,990             80,963
                                                                                  =================   ================

(a) For the period December 21, 2001 (commencement of operations) through November 30, 2002.

See accompanying notes which are an integral part of the financial statements.

Bull Moose Growth Fund
Financial Highlights

                                                                              Year ended        Period ended
                                                                             Nov. 30, 2003      Nov. 30, 2002  (a)
                                                                           ------------------  ----------------

Selected Per Share Data
Net asset value, beginning of period                                                  $ 9.84           $ 10.00
                                                                           ------------------  ----------------
Income from investment operations
  Net investment income (loss)                                                         (0.01)            (0.04)
  Net realized and unrealized gain (loss)                                               3.06             (0.12)
                                                                           ------------------  ----------------
Total from investment operations                                                        3.05             (0.16)
                                                                           ------------------  ----------------

Net asset value, end of period                                                       $ 12.89            $ 9.84
                                                                           ==================  ================

Total Return                                                                          31.00%            -1.60% (b)

Ratios and Supplemental Data
Net assets, end of period (000)                                                      $ 2,345             $ 797
Ratio of expenses to average net assets                                                1.15%             1.43% (c)
Ratio of net investment income to
   average net assets                                                                 -0.06%            -0.38% (c)
Portfolio turnover rate                                                               54.18%            52.75%


(a) For the period December 21, 2001 (commencement of operations) through November 30, 2002.
(b) For periods of less than a full year, total return is not annualized.
(c) Annualized.

See accompanying notes which are an integral part of the financial statements.

                                               Bull Moose Growth Fund
                                           Notes to Financial Statements
                                November 30, 2003

NOTE 1.  ORGANIZATION

     Bull Moose Growth Fund (the "Fund") was organized as a diversified series of the AmeriPrime Advisors Trust (the "Trust") on June 28, 2001 and commenced operations on December 21, 2001. The Trust is a registered open-end investment company, established under the laws of Ohio by an Agreement and Declaration of Trust dated August 3, 1999 (the "Trust Agreement"). The Trust Agreement permits the Board of Trustees of the Trust (the "Board") to issue an unlimited number of shares of beneficial interest of separate series without par value. The Fund is one of a series of funds currently authorized by the Board. The Fund's investment objective is to provide long-term capital appreciation. The Fund's adviser is The Roosevelt Investment Group (the "Adviser").

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES

     The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

     Security Valuation - Equity securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Adviser believes such prices accurately reflect the fair market value of such securities. Securities that are traded on any stock exchange are generally valued by the pricing service at the last quoted sale price. Lacking a last sale price, an exchange traded security is generally valued by the pricing service at its last bid price. Securities traded in the NASDAQ over-the-counter market are generally valued by the pricing service at the NASDAQ Official Closing Price. When market quotations are not readily available, when the Adviser determines that the market quotation or the price provided by the pricing service does not accurately reflect the current market value or when restricted or illiquid securities are being valued, such securities are valued as determined in good faith by the Adviser, in conformity with guidelines adopted by and subject to review of the Board of Trustees of the Trust.

     Fixed income securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Adviser believes such prices accurately reflect the fair market value of such securities. A pricing service utilizes electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices. If the Adviser decides that a price provided by the pricing service does not accurately reflect the fair market value of the securities, when prices are not readily available from a pricing service or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Adviser, in conformity with guidelines adopted by and subject to review of the Board. Short term investments in fixed income securities with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued by using the amortized cost method of valuation, which the Board has determined will represent fair value.

          Federal Income Taxes- There is no provision for federal income tax. The Fund intends to continue to qualify each year as a "regulated investment company" under Sub-Chapter M of the Internal Revenue Code of 1986, as amended, by distributing substantially all of its net investment income and net realized capital gains.

          Security Transactions and Related Income- The Fund follows industry practice and records security transactions on the trade date. The specific identification method is used for determining gains or losses for financial statements and income tax purposes. Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis. Discounts and premiums on securities purchased are amortized over the life of the respective securities.

          Dividends and Distributions- The Fund intends to distribute substantially all of its net investment income as dividends to its shareholders on at least an annual basis. The Fund intends to distribute its net realized long term capital gains and its net realized short term capital gains at least once a year. The treatment for financial reporting purposes of distributions made to shareholders during the year from net investment income or net realized capital gains may differ from their ultimate treatment for federal income tax purposes. These differences are caused primarily by differences in the timing of the recognition of certain components of income, expense or realized capital gain for federal income tax purposes. Where such

                                             Bull Moose Growth Fund
                                           Notes to Financial Statements
                                           November 30, 2003 - continued

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES - continued

          differences are permanent in nature, they are reclassified in the components of the net assets based on their ultimate characterization for federal income tax purposes. Any such reclassifications will have no effect on net assets, results of operations or net asset values per share of the Fund. For the year ended November 30, 2003, $834 of net investment loss was reclassified to reduce short-term realized gains.

NOTE 3. FEES AND OTHER TRANSACTIONS WITH AFFILIATES

The Fund's investment adviser is The Roosevelt Investment Group, Inc.

          Under the terms of the management agreement, (the "Agreement"), the Adviser manages the Fund's investments subject to approval of the Board of Trustees and pays all of the expenses of the Fund except brokerage fees and commissions, taxes, borrowing costs (such as (a) interest and (b) dividend expenses on securities sold short), fees and expenses of non-interested Trustees, and extraordinary expenses. As compensation for its management services and agreement to pay the Fund's expenses, the Fund is obligated to pay the Adviser a fee at the annual rate of 1.00% of the average value of the daily net assets of the Fund. It should be noted that most investment companies pay their own operating expenses directly, while the Fund's expenses, except those specified above, are paid by the Adviser. For the fiscal year ended November 30, 2003 the Adviser earned a fee of $13,390 from the Fund. At November 30, 2003, the Fund owed the advisor $1,735 for its advisory services.

          The Fund retains Unified Fund Services, Inc. ("Unified"), a wholly owned subsidiary of Unified Financial Services, Inc., to manage the Fund's business affairs and provide the Fund with administrative services, fund accounting and transfer agency services, including all regulatory reporting and necessary office equipment and personnel. The Adviser paid all administrative, transfer agency and fund accounting fees on behalf of the Fund per the Agreement. Certain Trustees and the officers of the Trust are members of management and employees of Unified, and/or shareholders of Unified Financial Services, Inc.

          Unified Financial Securities, Inc. (the "Distributor") acts as the principal distributor of the Fund's shares. There were no payments made by the Fund to the Distributor during the fiscal year ended November 30, 2003. A Trustee and certain officers of the Trust are a director and/or officers of the Distributor and of Unified Financial Services, Inc. (the parent company of the Distributor and Unified), and may be deemed to be affiliates of the Distributor.

NOTE 4.  INVESTMENTS

          For the fiscal year ended November 30, 2003, purchases and sales of investment securities, other than short-term investments were as follows:

                                          Amount
                                      ----------------
Purchases
     U.S. Government Obligations        $     5,593
     Other                                1,658,176
Sales
     U.S. Government Obligations        $    24,982
     Other                                  616,904

                                              Bull Moose Growth Fund
                                           Notes to Financial Statements
                                           November 30, 2003 - continued

NOTE 4.  INVESTMENTS - continued


          As of November 30, 2003, the net unrealized appreciation of investments for tax purposes was as follows:

                                     Amount
                                 ---------------
Gross Appreciation                 $ 418,974
Gross (Depreciation)                  (4,128)

                                 ---------------
Net Appreciation on Investments    $ 414,846
                                 ===============

          At November 30, 2003, the aggregate cost of securities for federal income tax purposes was $1,796,419.

NOTE 5. ESTIMATES

          Preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

NOTE 6.  DISTRIBUTIONS TO SHAREHOLDERS

          There were no distributions to shareholders during the fiscal years ended November 30, 2003 and 2002.

          As of November 30, 2003, the components of distributable earnings/(accumulated losses) on a tax basis were as follows:

Undistributed ordinary income/(accumulated losses)                    $       -
Undistributed long-term capital gain/(accumulated losses)                32,112
Unrealized appreciation/(depreciation)                                  414,846

                                                                     ----------
                                                                       $ 446,958
                                                                     ==========

                                            INDEPENDENT AUDITOR'S REPORT


To The Shareholders and
Board of Trustees
Bull Moose Growth Fund
(a series of AmeriPrime Advisor Trust)

          We have audited the accompanying statement of assets and liabilities of the Bull Moose Growth Fund, including the schedule of portfolio investments as of November 30, 2003, the related statement of operations for the year then ended, and the statements of changes in net assets and the financial highlights for the year then ended and for the period from December 21, 2001 (commencement of operations) to November 30, 2002. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

          We conducted our audit in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of investments and cash held as of November 30, 2003 by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

          In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Bull Moose Growth Fund as of November 30, 2003, the results of its operations for the year then ended, and the changes in its net assets and the financial highlights for the year then ended and for the period from December 21, 2001 (commencement of operations) to November 30, 2002, in conformity with accounting principles generally accepted in the United States of America.


/s/ McCurdy & Associates CPA's, Inc.

McCurdy & Associates CPA's, Inc.
Westlake, Ohio
December 11, 2003

Trustees and Officers (Unaudited)

Independent Trustees

----------------------------------------------------- ----------------------------------------------------------------
Name, Address*, (Date of Birth), Position with Fund   Principal Occupation During Past 5 Years and Other
Complex,** Term of Position with Trust                Directorships
----------------------------------------------------- ----------------------------------------------------------------
----------------------------------------------------- ----------------------------------------------------------------
Gary E. Hippenstiel (1947)                            Director, Vice President and Chief Investment Officer of
                                                      Legacy Trust Company, N.A. since 1992. Trustee of AmeriPrime
Trustee, July 2002 to present                         Funds  since 1995 and Unified Series Trust since December
                                                      2002. Trustee of CCMI Funds since July 2003.
----------------------------------------------------- ----------------------------------------------------------------
----------------------------------------------------- ----------------------------------------------------------------
Stephen A. Little (1946)                              President and founder, The Rose, Inc., a registered investment advisor, since April 1993. Trustee of AmeriPrime Funds and
Trustee, November 2002 to present                     Unified Series Trust since December 2002. Trustee of CCMI
                                                      Funds since July 2003.
----------------------------------------------------- ----------------------------------------------------------------
----------------------------------------------------- ----------------------------------------------------------------
Daniel J. Condon (1950)                               Vice President and General Manager, International Crankshaft
                                                      Inc., an automotive equipment manufacturing company, 1990 to
Trustee, November 2002 to present                     present; Trustee, The Unified Funds, from 1994 to 2002;
                                                      Trustee, Star Select Funds, a REIT mutual fund, from 1997 to
                                                      2000. Trustee of AmeriPrime Funds and Unified Series Trust
                                                      since December 2002.  Trustee of CCMI Funds since July 2003.
----------------------------------------------------- ----------------------------------------------------------------

Interested Trustees and Principal Officers

------------------------------------------------ ---------------------------------------------------------------------
Name, (Date of Birth), Position with Fund        Principal Occupation During Past 5 Years
Complex,** Term of Position with Trust           and Other Directorships
------------------------------------------------ ---------------------------------------------------------------------
------------------------------------------------ ---------------------------------------------------------------------
Timothy L. Ashburn (1950)***                     Chairman of Unified Financial Services, Inc. since 1989, Chief
                                                 Executive Officer from 1989 to 1992 and 1994 to April 2002, and
Chairman, President, and                         President from November 1997 to April 2000. Trustee of AmeriPrime
Asst. Secretary, November 2002 to present        Funds and Unified Series Trust since October 2002. Trustee of CCMI
                                                 Funds since July 2003.
------------------------------------------------ ---------------------------------------------------------------------
------------------------------------------------ ---------------------------------------------------------------------
Ronald                                           C. Tritschler (1952)**** Chief
                                                 Executive Officer, Director and
                                                 legal counsel of The Webb
                                                 Companies, a national real
                                                 estate company, from 2001 to
                                                 present;
Trustee, November 2002 to present                Executive Vice President and Director of The Webb Companies from
                                                 1990 to 2000; Director, The Lexington Bank, from 1998 to present;
                                                 Director, Vice President and legal counsel for The Traxx Companies, an owner and operator of convenience stores, from 1989 to present.
                                                 Trustee of AmeriPrime Funds and Unified Series Trust since December
                                                 2002.  Trustee of CCMI Funds since August 2003.
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Thomas G. Napurano (1941)                        Chief Financial Officer and Executive Vice President of Unified
                                                 Financial Services, Inc., the parent company of the Trust's
Chief Financial Officer and Treasurer, October   administrator and Distributor; Director, Unified Financial
2002 to present                                  Services, Inc., from 1989 to March 2002.  CFO of  AmeriPrime Funds since October 2002 and Unified
                                                 Series Trust since December
                                                 2002. CFO of CCMI Funds since
                                                 August 2003.
------------------------------------------------ ---------------------------------------------------------------------
------------------------------------------------ ---------------------------------------------------------------------
Carol Highsmith (1964)                           Employed by Unified Fund Services, Inc. (November 1994 to present).
                                                 Secretary of AmeriPrime Funds since October 2002 and Unified Series
Secretary, October 2002 to present               Trust since December 2002.

------------------------------------------------ ---------------------------------------------------------------------


          * The address for each of the trustees and officers is 431 N. Pennslyvania, Indianapolis, IN 46204.

          ** Fund Complex refers to AmeriPrime Advisors Trust, AmeriPrime Funds and Unified Series Trust. The Fund Complex consists of 29 series.

          *** Mr. Ashburn is an "interested person" of the Trust because he is an officer of the Trust. In addition, he may be deemed to be an "interested person" of the Trust because he is Chairman and a director of Unified Financial Securities, Inc., the Distributor of certain series in the Fund Complex.

          **** Mr. Tritschler may be deemed to be an "interested person" of the Trust because he has an ownership interest in Unified Financial Services, Inc., the parent of the Distributor of certain series in the Fund Complex.

          The Fund's Statement of Additional Information ("SAI") includes additional information about the trustees and is available, without charge, upon request. You may call toll-free (877) 322-0576 to request a copy of the SAI or to make shareholder inquiries.

                             PROXY VOTING

          A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge: (1) upon request by calling the Fund at (877) 322-0576.



          This report is intended only for the information of shareholders or those who have received the Fund's prospectus which contains information about the Fund's management fee and expenses. Please read the prospectus carefully before investing.

Distributed by Unified Financial Securities, Inc.
Member NASD/SIPC

Item 2. Code of Ethics.

          (a) As of the end of the period covered by this report, the registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

          (b) For purposes of this item, "code of ethics" means written standards that are reasonably designed to deter wrongdoing and to promote:

          (1) Honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships;

          (2) Full, fair, accurate, timely, and understandable disclosure in reports and documents that a registrant files with, or submits to, the Commission and in other public communications made by the registrant;

          (3) Compliance with applicable governmental laws, rules, and regulations;

          (4) The prompt internal reporting of violations of the code to an appropriate person or persons identified in the code; and

          (5) Accountability for adherence to the code.

(c) Amendments:

          During the period covered by the report, there have not been any amendments to the provisions of the code of ethics.

          See Item 10(a) for a copy of all described amendments.

(d) Waivers:

          During the period covered by the report, the registrant has not granted any express or implicit waivers from the provisions of the code of ethics.

 Item 3. Audit Committee Financial Expert.

          (a) The registrant's Board of Trustees has determined that the registrant does not have an audit committee financial expert. The committee members and the full Board considered the possibility of adding a member that would qualify as an expert. The audit committee determined that, although none of its members meet the technical definition of an audit committee financial expert, the committee has sufficient financial expertise to adequately perform its duties under the Audit Committee Charter without the addition of a qualified expert.

Item 4. Principal Accountant Fees and Services. Not applicable

Item 5. Audit Committee of Listed Companies.  Not applicable.

Item 6.  Reserved.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds. Not applicable.

Item 8. Reserved.

Item 9.  Controls and Procedures.

          (a) Based on an evaluation of the registrant's disclosure controls and procedures as of September 30, 2003, the disclosure controls and procedures are reasonably designed to ensure that the information required in filings on Forms N-CSR is recorded, processed, summarized, and reported on a timely basis.

          (b) There were no significant changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 10.  Exhibits.
(a)      Code is filed herewith
(b) Certifications by the registrant's principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940 are filed herewith.
(c) Certification pursuant to 18 U.S.C. Section 1350, as adopted pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 is filed herewith.

                      SIGNATURES

               Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Ameriprime Advisors Trust

By  /s/  Timothy Ashburn

         Timothy Ashburn, President

Date     2/6/04

               Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By  /s/ Timothy Ashburn

         Timothy Ashburn, President

Date     2/6/04

By  /s/ Thomas G. Napurano

         Thomas Napurano, Treasurer and Chief Financial Officer

Date     2/7/04